ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	99.1%
Biotechnology	4.2%
Corteva Inc.		1,463,102	$78,919,722
Commercial Services	7.3%
RB Global Inc.		1,450,243	110,740,555
TransUnion		379,398	28,136,156
			138,876,711
Cosmetics/Personal Care	4.3%
Estee Lauder Cos. Inc. - Class A		418,128	44,488,819
Unilever PLC		680,040	37,346,652
			81,835,471
Diversified Financials	4.9%
Intercontinental Exchange Inc.		682,203	93,386,769
Entertainment	9.2%
TKO Group Holdings Inc.		820,740	88,631,713
Warner Music Group Corp. - Class A		2,802,577	85,898,985
			174,530,698
Healthcare Products	0.7%
Revvity Inc.		129,333	13,561,858
Household Products/Wares	2.8%
Reckitt Benckiser Group PLC		999,012	54,075,287
Insurance	4.8%
Aon PLC - Class A		311,042	91,315,710
Internet Software & Services	10.7%
Booking Holdings Inc.		13,681	54,197,282
eBay Inc.		1,128,002	60,596,267
Zillow Group Inc. - Class A(a)		233,662	10,524,136
Zillow Group Inc. - Class C(a)		1,668,012	77,379,077
			202,696,762
Media	11.7%
Fox Corp. - Class A		2,268,482	77,967,726
Fox Corp. - Class B		553,460	17,721,789
New York Times Co. - Class A		373,926	19,148,751
News Corp. - Class A		2,709,325	74,696,090
News Corp. - Class B		1,149,066	32,621,984
			222,156,340
Pharmaceuticals	11.7%
Bristol-Myers Squibb Co.		1,787,899	74,251,446
Johnson & Johnson		530,845	77,588,305
Novartis AG - REG		648,692	69,435,928
			221,275,679
Software	11.8%
Aspen Technology Inc.(a)		267,660	53,165,306

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
Electronic Arts Inc.		516,916	$72,021,906
Oracle Corp.		706,005	99,687,906
			224,875,118
Textiles, Apparel & Luxury Goods	2.4%
Cie Financiere Richemont S.A. - Class A - REG		288,929	45,102,446
Tobacco	9.0%
British American Tobacco PLC		1,876,667	57,646,767
Philip Morris International Inc.		1,107,967	112,270,296
			169,917,063
Toys/Games/Hobbies	3.6%
Nintendo Co. Ltd.		1,271,770	67,631,699
TOTAL COMMON STOCKS (Cost $1,480,607,431)			1,880,157,333
TOTAL INVESTMENTS (Cost $1,480,607,431)	99.1%		1,880,157,333
NET OTHER ASSETS (LIABILITIES)	0.9%		17,921,921
NET ASSETS	100.0%		$1,898,079,254

(a)Non-income producing security.

Abbreviations:
REG – Registered

Country Allocation	Percentage of Net Assets
United States	71.0%
United Kingdom	7.9
Switzerland	6.0
Canada(b)	5.8
Ireland(b)	4.8
Japan	3.6
Total	99.1%

(b)RB Global Inc. is incorporated in Canada and Aon PLC is incorporated in Ireland; however, their primary listings are on the New York Stock Exchange (NYSE) in the United States. Independent Franchise Partners, LLC therefore defines both as United States equities, consistent with the terms set out in the prospectus.